Notes on the Consolidated Statements of Operations and Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Income Statement [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The fair values and the inputs used in the measurement of the fair values of these equity-settled Option at the date of grant are summarized below:

2019
Share price ($)	$8.59 - $9.49
Exercise price ($)	$8.99 - $9.06
Option life (months)	85
Volatility	37.1% - 38.4%
Dividend yield	—
Risk-free rate	2.56% - 2.57%
Fair value per Option ($)	$4.18 - $4.79
Fair value per Option (€)	€3.68 - €4.25

Schedule of reportable segments profit or loss
Reconciliation of reportable segment profit or loss:

Six months ended June 30, 2019
(in € thousands)	North America	International	Total
Revenue	26,561	22,663	49,224
Direct marketing expenses	(16,160)	(12,706)	(28,866)
Contribution	10,401	9,957	20,358

Cost of revenue
Data center expenses			(1,464)
Credit card fees			(1,175)
Mobile application processing fees			(1,796)
Gross profit			15,923
Other income			—
Other operating expenses
Sales and marketing expenses			(2,726)
Customer service expenses			(2,293)
Technical operations and development expenses			(4,154)
General and administrative expenses			(11,104)
Operating loss			(4,354)

Interest income and similar income			423
Interest expense and similar charges			(542)
Net finance expenses			(119)

Loss before taxes			(4,473)
Income tax (expense) benefit			(401)
Net loss			(4,874)

Revenue realized over time	26,561	22,663	49,224

Six months ended June 30, 2018
(in € thousands)	North America	International	Total
Revenue	22,939	30,075	53,014
Direct marketing expenses	(14,585)	(18,000)	(32,585)
Contribution	8,354	12,075	20,429

Cost of revenue
Data center expenses			(1,545)
Credit card fees			(1,087)
Mobile application processing fees			(2,133)
Gross profit			15,664
Other income			24
Other operating expenses
Sales and marketing expenses			(2,457)
Customer service expenses			(2,348)
Technical operations and development expenses			(3,374)
General and administrative expenses			(9,332)
Operating loss			(1,823)

Interest income and similar income			214
Interest expense and similar charges			(778)
Net finance expenses			(564)

Loss before taxes			(2,387)
Income tax (expense) benefit			1,240
Net loss			(1,147)

Revenue realized over time	22,939	30,075	53,014

Schedule of disaggregation of revenue

	Six months ended June 30,
in € thousands	2019	2018
Subscription revenue	48,715	52,537
Advertising revenue	509	477
Total Revenue	49,224	53,014

Schedule of elements used in computation of basic and diluted net (loss) earnings per share
The elements used in the computation of basic and diluted net (loss) earnings per share were as follows:

	Six months ended June 30,
(in € thousands, except per share amounts)	2019	2018
Net loss	€(4,874)	€(1,147)
Weighted average shares outstanding - basic and diluted	1,300	1,294
Net loss per share - basic and diluted	€(3.75)	€(0.89)